Total
EIC Value Fund
EIC VALUE FUND
Investment Objective
The EIC Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchase of Shares” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 11 and A-1, respectively, of the Fund’s Prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 50 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - EIC Value Fund	EIC Value Fund Class A		EIC Value Fund Class C		EIC Value Fund Institutional Class	EIC Value Fund Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker-dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - EIC Value Fund		EIC Value Fund Class A	EIC Value Fund Class C	EIC Value Fund Institutional Class	EIC Value Fund Retail Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses (“AFFE”)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1],[2]	1.27%	2.02%	1.02%	1.27%
Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.21%	1.96%	0.96%	1.21%
[1]	Equity Investment Corporation (“EIC” or the “Adviser”) has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). Prior to September 1, 2020, the Expense Limitation was 0.90%. The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[2]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses”.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C, Institutional Class shares, and Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EIC Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
EIC Value Fund Class A	767	923	1,199	1,985
EIC Value Fund Class C	299	626	1,078	2,334
EIC Value Fund Institutional Class	98	317	553	1,232
EIC Value Fund Retail Class	123	395	687	1,518

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - EIC Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
EIC Value Fund Class A	667	923	1,199	1,985
EIC Value Fund Class C	199	626	1,078	2,334
EIC Value Fund Institutional Class	98	317	553	1,232
EIC Value Fund Retail Class	123	395	687	1,518

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies. The Fund may invest in the stocks of companies of all capitalization sizes.

The Fund invests in companies the Adviser believes are well-managed, structurally sound, and selling at a discount to their value as an ongoing business entity. The Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., “value traps”).

Starting with the Russell 3000® universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital (“ROIC”), returns on equity (“ROE”), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the Adviser’s in-house valuation models, which rely on ROE and earnings growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser employs a comprehensive set of web-based analytics to facilitate financial statement and ratio analysis which helps the Adviser to identify and avoid companies with characteristics that are consistent with potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings-power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund’s portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company’s quality or financial strength falls below acceptable levels, or if a more attractive investment opportunity becomes available. Positions reaching 6% of the Fund’s value will be trimmed to reduce exposure.

Up to 20% of the Fund’s net assets may be held in cash, cash equivalents, or short-term investments if the Adviser believes that there are not a sufficient number of currently compelling investment opportunities in which to fully invest the Fund’s assets. While holding a significant position in cash could help the Fund reduce losses during market downturns, it may have the effect of lessening the Fund’s capital appreciation during market upturns.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund’s Class A Shares for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 3000® Value Index, each a broad measure of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.eicvalue.com. Current returns may be lower or higher. Call 877-342-0111 for the latest month-end performance figures.

Calendar Year-to-Date Total Return as of June 30, 2023: 3.03%   During the periods shown in the chart
Best Quarter	Worst Quarter
15.77%	(24.07)%
(December 31, 2020)	(March 31, 2020)

Average Annual Total Returns for the Periods Ended December 31, 2022
Average Annual Total Returns - EIC Value Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
EIC Value Fund Class A	Class A Shares Return Before Taxes	(4.87%)	[1]	7.66%	[1]	9.12%	[1]	8.60%	[1]	May 19, 2011
EIC Value Fund Class A | After Taxes on Distributions	Return After Taxes on Distributions	(6.17%)	[1]	5.76%	[1]	7.61%	[1]	7.29%	[1]	May 19, 2011
EIC Value Fund Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(1.96%)	[2]	5.75%		7.13%		6.80%		May 19, 2011
EIC Value Fund Class A | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	(7.98%)	[3]	6.50%	[3]	10.16%	[3]	9.50%	[3]	May 19, 2011
EIC Value Fund Class A | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees or expenses or taxes)	(18.11%)	[4]	9.42%	[4]	12.56%	[4]	11.64%	[4]	May 19, 2011
EIC Value Fund Class C	Class C Shares Return Before Taxes	(1.04%)	[5]	8.06%		8.92%		8.57%		Jul. 18, 2011
EIC Value Fund Class C | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deductions for fees or expenses or taxes)	(7.98%)	[3]	6.50%	[3]	10.16%	[3]	10.04%	[3]	Jul. 18, 2011
EIC Value Fund Class C | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees or expenses or taxes)	(18.11%)	[4]	9.42%	[4]	12.56%	[4]	12.07%	[4]	Jul. 18, 2011
EIC Value Fund Institutional Class	Institutional Class Shares Return Before Taxes	0.91%		9.15%		10.01%		9.35%		Apr. 29, 2011
EIC Value Fund Institutional Class | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Value Index (reflects no deductions for fees or Expenses)	(7.98%)	[3]	6.50%	[3]	10.16%	[3]	9.32%	[3]	Apr. 29, 2011
EIC Value Fund Institutional Class | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees or Expenses)	(18.11%)	[4]	9.42%	[4]	12.56%	[4]	11.45%	[4]	Apr. 29, 2011
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[3]	The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-value ratios and lower forecasted growth rates.
[4]	The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole.
[5]	Reflects the imposition of the maximum deferred sales charge of 1.00%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional shares will vary.

EIC Value Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield, and total return. It is possible to lose money by investing in the Fund.

EIC Value Fund | Common Stock Risk [Member]
●	Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s price (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their effects can be predicted.

EIC Value Fund | Management Risk [Member]

●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of misestimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the missed investment opportunity.

EIC Value Fund | Model And Data Risk [Member]
●	Model and Data Risk: Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

EIC Value Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

EIC Value Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk: When the Fund invests in other investment companies, including exchange-traded funds, shareholders bear both their proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which other investment companies may be subject.

EIC Value Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

EIC Value Fund | Value Investing Risk [Member]
●	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market.

Pacific Capital Tax-Free Securities Fund
PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Investment Objective
The Pacific Capital Tax-Free Securities Fund (the “Tax-Free Securities Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Class Y shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Pacific Capital Tax-Free Securities Fund Pacific Capital Tax-Free Securities Fund Class Y
Management Fees	0.20%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.14%	[1]
[1]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2025. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pacific Capital Tax-Free Securities Fund | Pacific Capital Tax-Free Securities Fund Class Y | USD ($)	14	89	171	411

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply. The Fund may also invest in other kinds of debt instruments issued by domestic issuers.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. The Fund is non-diversified, which means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, a high level of liquidity, and professional portfolio management. This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Summary of Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with the Bloomberg Hawaii Municipal Bond Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Funds’ website at https://www.boh.com/personal/mutual-funds or by calling the Funds toll-free at (888) 678-6034.

Calendar Year-to-Date Total Return as of June 30, 2023: 1.73%   During the periods shown in the chart:
Best Quarter	Worst Quarter
3.58%	(5.26)%
(December 31, 2022)	(March 31, 2022)

Average Annual Total Returns For the period ended December 31, 2022
Average Annual Total Returns - Pacific Capital Tax-Free Securities Fund	Label	1 Year		5 Years		10 Years
Pacific Capital Tax-Free Securities Fund Class Y	Return Before Taxes	(6.75%)		1.26%		1.76%
Pacific Capital Tax-Free Securities Fund Class Y | After Taxes on Distributions	Return After Taxes on Distributions	(6.76%)		1.26%		1.75%
Pacific Capital Tax-Free Securities Fund Class Y | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.07%)	[1]	1.56%	[1]	1.97%	[1]
Bloomberg Hawaii Municipal Bond Index2 (reflects no deductions for fees, expenses or taxes)	Bloomberg Hawaii Municipal Bond Index2 (reflects no deductions for fees, expenses or taxes)	(8.48%)	[2]	0.85%	[2]	1.59%	[2]
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant period.
[2]	The Bloomberg Hawaii Municipal Bond Index is a rules-based, market-value weighted index engineered for the long-term tax-exempt Hawaii bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pacific Capital Tax-Free Securities Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Pacific Capital Tax-Free Securities Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Pacific Capital Tax-Free Securities Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Pacific Capital Tax-Free Securities Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Pacific Capital Tax-Free Securities Fund | Geographic Concentration Risk [Member]
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in Hawaii. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

Pacific Capital Tax-Free Securities Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Pacific Capital Tax-Free Securities Fund | Liquidity Risk [Member]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Pacific Capital Tax-Free Securities Fund | Municipal Securities Risk [Member]
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

Pacific Capital Tax-Free Securities Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Pacific Capital Tax-Free Securities Fund | Prepayment Risk [Member]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Pacific Capital Tax-Free Securities Fund | Rating Agency Risk [Member]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Pacific Capital Tax-Free Securities Fund | Valuation Risk [Member]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Pacific Capital Tax-Free Short Intermediate Securities Fund
PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
Investment Objective

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Tax-Free Intermediate Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Class Y shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Pacific Capital Tax-Free Short Intermediate Securities Fund Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y
Management Fees	0.20%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.37%	[1]
[1]	The Adviser has agreed to waive its advisory fee. The Waiver will remain in effect until August 31, 2025. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pacific Capital Tax-Free Short Intermediate Securities Fund | Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y | USD ($)	38	162	298	694

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.

Under normal market conditions, the average remaining maturity of the Fund’s investment portfolio (measured on a dollar-weighted basis) will be between two to ten years. The Adviser also considers the duration of the Fund and anticipates that the duration range will be similar to the average remaining maturity range.

The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The Fund’s share value will likely be less volatile than the Pacific Capital Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.

The Fund may also invest in other kinds of debt instruments issued by domestic issuers. The Fund is non-diversified, which means that the Fund may invest its assets in securities of fewer issuers than would a diversified mutual fund.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, less fluctuation in the value of your investment than a long-term bond fund, a high level of liquidity, and professional portfolio management. This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Summary of Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for 1 year, 5 years and 10 years compare with the Bloomberg Hawaii 3-Year Municipal Bond Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Funds’ website at https://www.boh.com/personal/mutual-funds or by calling the Funds toll-free at (888) 678-6034.

Year to Date Total Return as of June 30, 2023: 0.96%   During the periods shown in the chart:
Best Quarter	Worst Quarter
2.10%	(2.76)%
(December 31, 2022)	(March 31, 2022)

Average Annual Total Returns For the period ended December 31, 2022
Average Annual Total Returns - Pacific Capital Tax-Free Short Intermediate Securities Fund	Label	1 Year		5 Years		10 Years
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y	Return Before Taxes	(2.39%)		1.01%		0.89%
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y | After Taxes on Distributions	Return After Taxes on Distributions	(2.41%)		1.00%		0.87%
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.88%)	[1]	1.12%	[1]	0.99%	[1]
Bloomberg Hawaii 3-Year Municipal Bond Index2 (reflects no deductions for fees, expenses or taxes)	Bloomberg Hawaii 3-Year Municipal Bond Index	(5.60%)	[2]	0.89%	[2]	1.14%	[2]
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares after the relevant periods.
[2]	The Bloomberg Hawaii 3-Year Municipal Bond Index is the 2-4 year component of the Bloomberg Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Pacific Capital Tax-Free Short Intermediate Securities Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Pacific Capital Tax-Free Short Intermediate Securities Fund | Geographic Concentration Risk [Member]
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in Hawaii. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Liquidity Risk [Member]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Municipal Securities Risk [Member]
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: The Fund is “non-diversified” and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as “diversified.” A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Prepayment Risk [Member]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Rating Agency Risk [Member]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Pacific Capital Tax-Free Short Intermediate Securities Fund | Valuation Risk [Member]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Pacific Capital U.S. Government Money Market Fund
PACIFIC CAPITAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective

The Pacific Capital U.S. Government Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment) None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Capital U.S. Government Money Market Fund		Pacific Capital U.S. Government Money Market Fund Institutional Class	Pacific Capital U.S. Government Money Market Fund Investor Class
Management Fees		0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses	[2]	0.51%	0.76%
[1]	“Other Expenses” are estimated based on expenses for the current fiscal year.
[2]	The Asset Management Group of Bank of Hawaii (the “Adviser”) has voluntarily agreed to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a minimum daily net yield for the Fund (the “Voluntary Waiver”). This is not reflected in the table above. Such Voluntary Waiver will continue until the Adviser notifies the Fund of a change in the amount of the Voluntary Waiver or its discontinuation. This Voluntary Waiver may be discontinued at any time at the discretion of the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional and Investor class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pacific Capital U.S. Government Money Market Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Pacific Capital U.S. Government Money Market Fund Institutional Class	52	164	291	640
Pacific Capital U.S. Government Money Market Fund Investor Class	78	243	422	942

Principal Investment Strategies

The Fund seeks to achieve its objectives by investing, under normal circumstances, substantially all of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities.

The Fund operates as a “Government Money Market Fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”). This means that the Fund invests at least 99.5% of its total assets in (1) cash, (2) U.S. government securities, (3) repurchase agreements that are collateralized fully by U.S. government securities or cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.

The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund’s assets may be uninvested and will therefore not generate income. The Fund may not achieve its investment objectives during this time.

The Fund also seeks to invest in securities the income from which may be tax exempt from state and local taxes. This Prospectus does not discuss all of the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing the Fund’s average annual total returns for 1 year and since inception period. Past performance does not necessarily indicate how the Fund will perform in the future. The Fund commenced operations on June 14, 2018 and subsequently ceased investment operations on April 14, 2021 due to redemption of all shareholders. The Fund currently has no assets and no shareholders, and, therefore, no performance information is presented for periods after March 31, 2021.

Calendar Year-to-Date Total Return as of March 31, 2021: 0.00%   During the periods shown in the chart:
Best Quarter	Worst Quarter
0.51%	0.00%
(June 30, 2019)	(December 31, 2020)

Average Annual Total Returns For the period ended December 31, 20201
Average Annual Total Returns	1 Year		Since Inception		Inception Date
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Investor Class	0.25%	[1]	1.18%	[1]	Jun. 14, 2018
[1]	The Fund ceased investment operations on April 14, 2021.

Pacific Capital U.S. Government Money Market Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Bank of Hawaii, its affiliates, subsidiaries or any other bank. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pacific Capital U.S. Government Money Market Fund | Management Risk [Member]
●	Management Risk: The risk that a strategy used by the Fund’s Adviser may fail to produce the intended results.

Pacific Capital U.S. Government Money Market Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Pacific Capital U.S. Government Money Market Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principle.

Pacific Capital U.S. Government Money Market Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

Pacific Capital U.S. Government Money Market Fund | Stable Nav Risk [Member]
●	Stable NAV Risk: The risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.

Pacific Capital U.S. Government Money Market Fund | Prepayment Or Call Risk [Member]
●	Prepayment (Or Call) Risk: The risk that prepayment of the underlying collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

Pacific Capital U.S. Government Money Market Fund | Debt Extension Risk [Member]
●	Debt Extension Risk: The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Pacific Capital U.S. Government Money Market Fund | Income Risk [Member]
●	Income Risk: The risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

Pacific Capital U.S. Government Money Market Fund | U S Government Securities Risk [Member]
●	U.S. Government Securities Risk: The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Polen Growth Fund
POLEN GROWTH FUND
Investment Objective
Polen Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Growth Fund		Polen Growth Fund Investor Class	Polen Growth Fund Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	1.23%	0.98%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed by the Adviser on or after January 1, 2017 with respect to the Fund for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Growth Fund Investor Class	125	390	676	1,489
Polen Growth Fund Institutional Class	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of a medium capitalization company (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), that does not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable above average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past ten calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 1000® Growth Index, broad measures of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/growth-fund or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2023: 26.00%   During the periods shown in the chart:
Best Quarter	Worst Quarter
27.04%	(24.06)%
(June 30, 2020)	(June 30, 2022)

Average Annual Total Returns For the Periods Ended December 31, 2022
Average Annual Total Returns - Polen Growth Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Polen Growth Fund Institutional Class	Return Before Taxes	(38.34%)		8.45%		12.04%		12.41%		Sep. 15, 2010
Polen Growth Fund Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(39.72%)		7.56%		11.18%		11.70%		Sep. 15, 2010
Polen Growth Fund Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(21.68%)	[1]	6.76%		9.94%		10.46%		Sep. 15, 2010
Polen Growth Fund Institutional Class | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(18.11%)	[2]	9.41%	[2]	12.56%	[2]	12.72%	[2]	Sep. 15, 2010
Polen Growth Fund Institutional Class | Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	(29.14%)	[3]	10.95%	[3]	14.09%	[3]	14.17%	[3]	Sep. 15, 2010
Polen Growth Fund Investor Class	Return Before Taxes	(38.50%)		8.17%		11.76%		11.19%		Dec. 30, 2010
Polen Growth Fund Investor Class | S&P 500® Index (reflects no deductions for fees or expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(18.11%)	[2]	9.41%	[2]	12.56%	[2]	11.91%	[2]	Dec. 30, 2010
Polen Growth Fund Investor Class | Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	(29.14%)	[3]	10.95%	[3]	14.09%	[3]	13.15%	[3]	Dec. 30, 2010
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[2]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
[3]	The Russell 1000® Growth Index is an unmanaged index measuring the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-value ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Polen Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen Growth Fund | Market Risk [Member]
 ●Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen Growth Fund | Large Cap Risk [Member]
●	Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Polen Growth Fund | Mid Cap Risk [Member]
●	Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Polen Growth Fund | Information Technology Sector Risk [Member]
●	Information Technology Sector Risk. At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Polen Global Growth Fund
POLEN GLOBAL GROWTH FUND
Investment Objective
Polen Global Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Global Growth Fund		Polen Global Growth Fund Investor Class	Polen Global Growth Fund Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.16%	0.16%
Total Annual Fund Operating Expenses	[1]	1.26%	1.01%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Global Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Global Growth Fund Investor Class	128	400	692	1,523
Polen Global Growth Fund Institutional Class	103	322	558	1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of approximately 25 to 40 common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase a common stock, including the common stock of medium capitalization or “mid-cap” companies (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), that do not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invest at least 30% of its assets in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will under normal market conditions invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past eight calendar years and show how the Fund’s average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”) (Net Dividend), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/global-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Return

Calendar Year-to-Date Total Return as of June 30, 2023: 21.94%   During the periods shown in the chart:
Best Quarter	Worst Quarter
20.58%	(18.05)%
(June 30, 2020)	(June 30, 2022)

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Polen Global Growth Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Polen Global Growth Fund Institutional Class	Return Before Taxes	(31.20%)		6.77%		8.89%		Dec. 30, 2014
Polen Global Growth Fund Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(31.38%)		6.49%		8.71%		Dec. 30, 2014
Polen Global Growth Fund Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(18.33%)	[1]	5.34%		7.22%		Dec. 30, 2014
Polen Global Growth Fund Institutional Class | MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)2	MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)	(18.36%)	[2]	5.22%	[2]	6.57%	[2]	Dec. 30, 2014
Polen Global Growth Fund Investor Class	Return Before Taxes	(31.34%)		6.51%		8.78%		Jul. 06, 2015
Polen Global Growth Fund Investor Class | MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)2	MSCI All Country World® Index (“ACWI”) (Net Dividend) (reflects no deductions for fees, expenses or taxes)	(18.36%)	[2]	5.22%	[2]	6.92%	[2]	Jul. 06, 2015
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[2]	The MSCI All Country World® Index (“ACWI”) (Net Dividend) captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 2,933 constituents, the MSCI ACWI (Net Dividend) covers approximately 85% of the global investable equity opportunity.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Polen Global Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Global Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen Global Growth Fund | Market Risk [Member]

●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Global Growth Fund | Sector Risk [Member]

●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen Global Growth Fund | Geographic Concentration Risk [Member]

●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Polen Global Growth Fund | Non Diversification Risk [Member]

●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen Global Growth Fund | Equity Securities Risk [Member]

●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Global Growth Fund | Growth Style Risk [Member]

●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen Global Growth Fund | Large Cap Risk [Member]

●	Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Polen Global Growth Fund | Mid Cap Risk [Member]

●	Mid-Cap Risk: Investments in mid-cap companies may be riskier than investments in larger, more established companies. The securities of mid-cap companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, mid-cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because mid-cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Polen Global Growth Fund | Information Technology Sector Risk [Member]

●	Information Technology Sector Risk. At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Polen Global Growth Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Their development may be negatively impacted by less stable governments. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Polen Global Growth Fund | Foreign Securities Risk [Member]

●	Foreign Securities Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund’s return on such investments will be decreased.

Polen International Growth Fund
POLEN INTERNATIONAL GROWTH FUND
Investment Objective
Polen International Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen International Growth Fund		Polen International Growth Fund Investor Class	Polen International Growth Fund Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.23%	0.23%
Total Annual Fund Operating Expenses	[1]	1.33%	1.08%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen International Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen International Growth Fund Investor Class	135	421	729	1,601
Polen International Growth Fund Institutional Class	110	343	595	1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of approximately 25 to 35 common stocks of large capitalization companies (market capitalizations greater than $10 billion at the time of purchase), including companies in both developed and emerging markets, that, in the Adviser’s opinion, have a sustainable competitive advantage. In addition, the Fund may from time to time purchase common stock, including the common stock of medium capitalization or “mid-cap” companies (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), that do not meet this criteria if, in the Adviser’s opinion, the stock represents a particularly attractive investment opportunity. Under normal market conditions, the Fund invests primarily in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will, under normal market conditions invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality large capitalization growth companies that it believes has a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past six calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI All Country World® Index (“ACWI”)(ex-USA) (Net Dividend) a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/international-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2023: 20.27%   During the periods shown in the chart
Best Quarter	Worst Quarter
15.26%	(16.77)%
(June 30, 2020)	(June 30, 2022)

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Polen International Growth Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Polen International Growth Fund Institutional Class	Return Before Taxes	(29.90%)		(0.74%)		4.30%		Dec. 30, 2016
Polen International Growth Fund Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(29.90%)		(0.75%)		4.25%		Dec. 30, 2016
Polen International Growth Fund Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(17.70%)	[1]	(0.56%)	[1]	3.34%		Dec. 30, 2016
Polen International Growth Fund Institutional Class | MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)2	MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)	(16.00%)	[2]	0.88%	[2]	4.92%	[2]	Dec. 30, 2016
Polen International Growth Fund Investor Class	Return Before Taxes	(30.06%)		(0.97%)		2.64%		Mar. 15, 2017
Polen International Growth Fund Investor Class | MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)2	MSCI ACWI (ex-USA) (Net Dividend) (reflects no deductions for fees, expenses or taxes)	(16.00%)	[2]	0.88%	[2]	4.01%	[2]	Mar. 15, 2017
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[2]	The MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend) captures large and mid-cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries. With 881 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Polen International Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen International Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen International Growth Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen International Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen International Growth Fund | Geographic Concentration Risk [Member]
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Polen International Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen International Growth Fund | Valuation Risk [Member]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Polen International Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen International Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen International Growth Fund | Large Cap Risk [Member]
●	Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Polen International Growth Fund | Mid Cap Risk [Member]
●	Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Polen International Growth Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Their development may be negatively impacted by less stable governments. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Polen International Growth Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The Fund’s investment in foreign securities may be subject to foreign withholding and other taxes, and to the extent that is the case, the Fund’s return on such investments will be decreased.

Polen International Growth Fund | Currency Risk [Member]
●	Currency Risk: Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Polen International Growth Fund | China Risk [Member]
●	China Risk: Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

Polen U.S. Small Company Growth Fund
POLEN U.S. SMALL COMPANY GROWTH FUND
Investment Objective
Polen U.S. Small Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. Small Company Growth Fund		Polen U.S. Small Company Growth Fund Investor Class	Polen U.S. Small Company Growth Fund Institutional Class	Polen U.S. Small Company Growth Fund Class Y
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	none
Other Expenses		0.40%	0.40%	0.30%
Total Annual Fund Operating Expenses	[1]	1.65%	1.40%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.35%	1.10%	1.00%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.10% with respect to Investor Class shares and Institutional Class shares and 1.00% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). Prior to May 1, 2021 the Expense Limitation was 1.25% with respect to Investor Class shares and Institutional Class shares. The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. Small Company Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen U.S. Small Company Growth Fund Investor Class	137	491	869	1,929
Polen U.S. Small Company Growth Fund Institutional Class	112	414	737	1,654
Polen U.S. Small Company Growth Fund Class Y	102	382	684	1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of small companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small companies. This 80% policy to invest in small companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small companies for this purpose to be those companies that, at the time of purchase, are generally within the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index. This policy does not require the Fund to sell the security of a small company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2000® Index and the S&P SmallCap 600® Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small company portfolio. As of April 30, 2023, the weighted average market capitalization of the Fund’s holdings was approximately $47.32 billion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past five calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 2000® Growth Index a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance for Class Y shares is not shown because Class Y shares do not have a full calendar year of performance. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/small-company-growth-fund or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2023: 15.14%   During the periods shown in the chart:
Best Quarter	Worst Quarter
44.91%	(25.79)%
(June 30, 2020)	(June 30, 2022)

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Polen U.S. Small Company Growth Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Polen U.S. Small Company Growth Fund Institutional Class	Return Before Taxes	(42.90%)		4.27%		4.13%		Nov. 01, 2017
Polen U.S. Small Company Growth Fund Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(42.90%)	[1]	4.03%	[1]	3.90%	[1]	Nov. 01, 2017
Polen U.S. Small Company Growth Fund Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(25.40%)	[1]	3.38%		3.27%		Nov. 01, 2017
Polen U.S. Small Company Growth Fund Institutional Class | Russell 2000 Growth Index [Member]	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.36%)	[2]	3.50%	[2]	3.98%	[2]	Nov. 01, 2017
Polen U.S. Small Company Growth Fund Investor Class	Return Before Taxes	(42.99%)				1.43%		Feb. 08, 2019
Polen U.S. Small Company Growth Fund Investor Class | Russell 2000 Growth Index [Member]	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes	(26.36%)	[2]			4.14%	[2]	Feb. 08, 2019
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Class I Shares Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.
[2]	The Russell 2000® Growth Index is an unmanaged index measuring the performance of the small-cap growth segment of the US equity universe. It includes those Russell 2000® companies with higher price-to-value ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Polen U.S. Small Company Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen U.S. Small Company Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen U.S. Small Company Growth Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen U.S. Small Company Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen U.S. Small Company Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen U.S. Small Company Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen U.S. Small Company Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen U.S. Small Company Growth Fund | Information Technology Sector Risk [Member]
●	Information Technology Sector Risk. At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Polen U.S. Small Company Growth Fund | Small Cap Risk [Member]
●	Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Polen Emerging Markets Growth Fund
POLEN EMERGING MARKETS GROWTH FUND
Investment Objective
Polen Emerging Markets Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Emerging Markets Growth Fund		Polen Emerging Markets Growth Fund Investor Class	Polen Emerging Markets Growth Fund Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.96%	0.96%
Total Annual Fund Operating Expenses		2.21%	1.96%
Fee Waiver and/or Expense Reimbursement		(0.71%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.50%	1.25%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Emerging Markets Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Emerging Markets Growth Fund Investor Class	153	623	1,120	2,489
Polen Emerging Markets Growth Fund Institutional Class	127	547	992	2,228

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a portfolio of common stocks of companies in emerging markets that, in the view of the Adviser, have a sustainable competitive advantage. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of their annual revenue from goods produced, sales made or services performed in emerging countries; or (iii) are organized under the laws of, and have a principal office in, an emerging country. The Fund may also invest in depositary receipts of issuers described in (i), (ii), and (iii) above, or in exchange-traded funds (“ETFs”) that invest in an emerging country or countries. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

“Emerging countries” include those countries currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses intensive fundamental research processes to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital; (ii) strong earnings growth and free cash flow generation; (iii) strong balance sheets and; (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality growth companies that it believes have a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

A portion of the Fund’s assets may be held in cash or cash equivalent instruments, including, but not limited to, short term investment funds and/or U.S. Government securities. These cash or cash equivalent holdings may serve as collateral for the positions the Fund takes and also may also earn income for the Fund.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past two calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the MSCI Emerging Markets Index (Net Dividend), a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/global-emerging-markets-growth-strategy or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2023: 5.40%   During the periods shown in the chart:
Best Quarter	Worst Quarter
13.06%	(15.47)%
(December 31, 2022)	(March 31, 2022)

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Polen Emerging Markets Growth Fund - Polen Emerging Markets Growth Fund Institutional Class	Label	1 Year		Since Inception		Inception Date
Performance Measure Domain	Return Before Taxes	(21.93%)		(12.66%)		Oct. 16, 2020
After Taxes on Distributions	Return After Taxes on Distributions	(21.95%)		(12.67%)		Oct. 16, 2020
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(12.97%)	[1]	(9.45%)	[1]	Oct. 16, 2020
Msci Emerging Markets Index Net Dividend [Member]	MSCI Emerging Markets Index (Net Dividend) (reflects no deductions for fees, expenses or taxes)	(20.90%)	[2]	(4.67%)	[2]	Oct. 16, 2020
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[2]	The MSCI Emerging Markets Index (Net Dividend) captures large and mid-cap representation across 24 Emerging Market Countries. With 1,377 constituents, the MSCI Emerging Markets Index (Net Dividend) covers approximately 85% of the free float-adjusted market capitalization in each country.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Institutional Class shares; after-tax returns for Investor Class shares will vary.

Polen Emerging Markets Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Emerging Markets Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen Emerging Markets Growth Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Emerging Markets Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen Emerging Markets Growth Fund | Geographic Concentration Risk [Member]
●	Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Polen Emerging Markets Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen Emerging Markets Growth Fund | Valuation Risk [Member]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Polen Emerging Markets Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Polen Emerging Markets Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen Emerging Markets Growth Fund | Mid Cap Risk [Member]
●	Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Polen Emerging Markets Growth Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Polen Emerging Markets Growth Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Polen Emerging Markets Growth Fund | Currency Risk [Member]
●	Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Polen Emerging Markets Growth Fund | China Risk [Member]
●	China Risk: Investing in Chinese securities is riskier than investing in U.S. securities. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

Polen Emerging Markets Growth Fund | Small Cap Risk [Member]
●	Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Polen Emerging Markets Growth Fund | E T F Risk [Member]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Polen Emerging Markets Growth Fund | Foreign Economy Risk [Member]
●	Foreign Economy Risk: The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

Polen Emerging Markets Growth Fund | Governmental Supervision And Regulation Accounting Standards Risk [Member]
●	Governmental Supervision and Regulation/Accounting Standards Risk: Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Polen Emerging Markets Growth Fund | Opportunity Risk [Member]
●	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen Emerging Markets Growth Fund | Settlement Risk [Member]
●	Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Polen U.S. SMID Company Growth Fund
POLEN U.S. SMID COMPANY GROWTH FUND
Investment Objective
Polen U.S. SMID Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen U.S. SMID Company Growth Fund		Polen U.S. SMID Company Growth Fund Investor Class	Polen U.S. SMID Company Growth Fund Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.71%	0.71%
Total Annual Fund Operating Expenses		1.96%	1.71%
Fee Waiver and/or Expense Reimbursement		(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.30%	1.05%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.30% (on an annual basis) with respect to Investor Class Shares, and 1.05% (on an annual basis) with respect to Institutional Class Shares of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen U.S. SMID Company Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen U.S. SMID Company Growth Fund Investor Class	132	551	996	2,232
Polen U.S. SMID Company Growth Fund Institutional Class	107	474	866	1,964

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers that are small or mid-cap companies. This 80% policy to invest in small and mid-cap companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small and mid-cap companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the Russell 2500® Growth Index. This policy does not require the Fund to sell the security of a small or mid-cap company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the Russell 2500® Growth Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid-cap company portfolio. As of April 30, 2023, the average weighted market capitalization of the issuers in the Russell 2500® Growth Index was $62.56 billion.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Institutional Class shares of the Fund for the past calendar year and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Russell 2500® Growth Index, a broad measure of market performance. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://www.polencapital.com/strategies/us-smid-company-growth-strategy or by calling the Fund toll-free at (888) 678-6024.

Institutional Class Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2023: 17.33%   During the periods shown in the chart:
Best Quarter	Worst Quarter
10.80%	(29.55)%
(June 30, 2021)	(June 30, 2022)

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Polen U.S. SMID Company Growth Fund - Polen U.S. SMID Company Growth Fund Institutional Class	Label	1 Year		Since Inception		Inception Date
Performance Measure Domain	Return Before Taxes	(45.68%)		(22.84%)		Apr. 01, 2021
After Taxes on Distributions	Return After Taxes on Distributions	(45.68%)		(22.99%)		Apr. 01, 2021
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(27.04%)	[1]	(16.98%)	[1]	Apr. 01, 2021
Russell 2500 Growth Index [Member]	Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	(26.21%)	[2]	(14.72%)	[2]	Apr. 01, 2021
[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[2]	The Russell 2500® Growth Index is an unmanaged index measuring the performance of the 2,500 smallest companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks.

Polen U.S. SMID Company Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen U.S. SMID Company Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen U.S. SMID Company Growth Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen U.S. SMID Company Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen U.S. SMID Company Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen U.S. SMID Company Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen U.S. SMID Company Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen U.S. SMID Company Growth Fund | Mid Cap Risk [Member]
●	Mid-Cap Risk: Mid-cap companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Polen U.S. SMID Company Growth Fund | Information Technology Sector Risk [Member]
●	Information Technology Sector Risk. At certain points, the Fund has focused its investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Polen U.S. SMID Company Growth Fund | Small Cap Risk [Member]
●	Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Polen Global SMID Company Growth Fund
POLEN GLOBAL SMID COMPANY GROWTH FUND
Investment Objective
Polen Global SMID Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Global SMID Company Growth Fund		Polen Global SMID Company Growth Fund Investor Class	Polen Global SMID Company Growth Fund Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		1.69%	1.69%
Total Annual Fund Operating Expenses		2.94%	2.69%
Fee Waiver and/or Expense Reimbursement	[1]	(1.44%)	(1.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.50%	1.25%
[1]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Global SMID Company Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Global SMID Company Growth Fund Investor Class	153	774	1,421	3,159
Polen Global SMID Company Growth Fund Institutional Class	127	698	1,296	2,916

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a focused portfolio of common stocks of small and mid-cap companies and, under normal circumstances, the Fund invests at least 80% of its net assets in securities of global issuers that are small or mid-cap companies. This 80% policy to invest in small and mid-cap companies may be changed by the Board of Trustees without shareholder approval upon 60 days’ notice to shareholders. The Adviser considers small and mid-cap companies for this purpose to be those companies that, at the time of purchase, are within the range of the market capitalizations of companies in the MSCI ACWI SMID Index. This policy does not require the Fund to sell the security of a small or mid-cap company if such company’s market capitalization moves outside the range of the market capitalizations of companies in the MSCI ACWI SMID Index; however, additional purchases of such security will be subject to the 20% limitation for securities outside of the Fund’s small and mid-cap company portfolio. As of April 30, 2023, the average weighted market capitalization of the issuers in the MSCI ACWI SMID Index was $9.11 billion.

Under normal market conditions, the Fund will invest in at least three different countries and will typically invest at least 40% of its net assets in non-U.S. equity securities, or, if conditions are not favorable, invest at least 25% of its assets in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest in a country or countries other than the U.S. While the Fund will under normal market conditions invest in at least three different countries, the Adviser anticipates that the Fund will ordinarily invest in approximately six or more countries. Consistent with its investment criteria, the Fund may invest in certain emerging market companies. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

“Emerging countries” include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

The Adviser uses an intensive fundamental research process to identify companies that it believes have certain attractive characteristics, which typically reflect of an underlying competitive advantage. Those characteristics associated with the Fund’s growth style of investing include: (i) consistent and sustainable high return on capital, (ii) strong earnings growth and free cash flow generation, (iii) strong balance sheets typically with low or no net debt to total capital and (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital.

The Adviser believes that consistent earnings growth is the primary driver of long-term stock price appreciation. Accordingly, the Adviser focuses its efforts on identifying and investing in a concentrated portfolio of high-quality small capitalization growth companies that, in the Adviser’s opinion, are able to deliver sustainable above average earnings growth driven by a sustainable competitive advantage. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long term basis.

Summary of Principal Risks
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Polen Global SMID Company Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Global SMID Company Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen Global SMID Company Growth Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Global SMID Company Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen Global SMID Company Growth Fund | Geographic Concentration Risk [Member]
●	Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Polen Global SMID Company Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen Global SMID Company Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Global SMID Company Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen Global SMID Company Growth Fund | Mid Cap Risk [Member]
●	Mid-Cap Risk: Mid-cap companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Polen Global SMID Company Growth Fund | Information Technology Sector Risk [Member]
●	Information Technology Sector Risk: At certain points, the Fund may have greater exposure to investments in the information technology sector. Information technology companies face competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Polen Global SMID Company Growth Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Their development may be negatively impacted by less stable governments. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Polen Global SMID Company Growth Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Polen Global SMID Company Growth Fund | Currency Risk [Member]
●	Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Polen Global SMID Company Growth Fund | Small Cap Risk [Member]
●	Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Polen Global SMID Company Growth Fund | Foreign Economy Risk [Member]
●	Foreign Economy Risk: The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

Polen Global SMID Company Growth Fund | Settlement Risk [Member]
●	Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Polen Emerging Markets ex China Growth Fund
POLEN EMERGING MARKETS EX CHINA GROWTH FUND
Investment Objective
Polen Emerging Markets ex China Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Emerging Markets ex China Growth Fund		Polen Emerging Markets ex China Growth Fund Investor Class	Polen Emerging Markets ex China Growth Fund Institutional Class
Management Fees		1.00%	1.00%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	7.78%	7.78%
Total Annual Fund Operating Expenses		9.03%	8.78%
Fee Waiver and/or Expense Reimbursement	[2]	(7.53%)	(7.53%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.50%	1.25%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 1.25% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Emerging Markets ex China Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Polen Emerging Markets ex China Growth Fund Investor Class	153	1,947
Polen Emerging Markets ex China Growth Fund Institutional Class	127	1,881

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from March 1, 2023 (commencement of operations) through April 30, 2023, the Fund’s turnover rate was 0% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund typically invests in a portfolio of common stocks of companies in emerging markets that, in the view of the Adviser, have a sustainable competitive advantage. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes), at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of their annual revenue from goods produced, sales made or services performed in emerging countries; or (iii) are organized under the laws of, and have a principal office in, an emerging country, excluding issuers in the China region. The China region includes Hong Kong, the People’s Republic of China and Taiwan, and may include securities trading in the form of depositary receipts. The Fund may also invest in depositary receipts of issuers described in (i), (ii), and (iii) above, or in exchange-traded funds (“ETFs”) that invest in an emerging country or countries. This 80% policy may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

“Emerging countries” include those countries, excluding the China region, currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. The Adviser uses intensive fundamental research processes to identify companies that it believes have certain attractive characteristics, which typically reflect an underlying competitive advantage. Those characteristics include: (i) consistent and sustainable high return on capital; (ii) strong earnings growth and free cash flow generation; (iii) strong balance sheets and; (iv) competent and shareholder-oriented management teams. The Fund invests in companies that the Adviser believes have a sustainable competitive advantage within an industry with high barriers to entry.

The Adviser believes that consistent earnings growth is the primary driver of intrinsic value growth and long-term stock price appreciation. Accordingly, the Adviser focuses on identifying and investing in a concentrated portfolio of high-quality growth companies that it believes have a competitive advantage and can deliver sustainable, above-average earnings growth. The Adviser integrates material environmental, social, and governance (ESG) factors into research analysis as part of a comprehensive evaluation of a company’s long-term financial sustainability. The Adviser believes that such companies not only have the potential to contribute greater returns to the Fund, but also may hold less risk of loss of capital. Within the Adviser’s ESG framework, the Adviser assesses how effectively a company balances stakeholder interests and analyzes multiple ESG factors for all Fund investments, including but not limited to: management structure and experience, executive compensation, the ability to attract, develop, and retain employees, and carbon intensity.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market. The Fund may invest in securities of companies with any market capitalization.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for strong, long-term earnings growth. The Adviser may also sell a security if it is believed by the Adviser to be overvalued or if a more attractive investment opportunity exists. Although the Adviser may purchase and then sell a security in a shorter period of time, the Adviser typically invests in securities with the expectation of holding those investments on a long-term basis.

A portion of the Fund’s assets may be held in cash or cash equivalent instruments, including, but not limited to, short term investment funds and/or U.S. Government securities. These cash or cash equivalent holdings may serve as collateral for the positions the Fund takes and also may also earn income for the Fund.

Summary of Principal Risks
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Polen Emerging Markets ex China Growth Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Emerging Markets ex China Growth Fund | Management Risk [Member]
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser, including but not limited to the Adviser’s integration of ESG factors into its research analysis, will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Polen Emerging Markets ex China Growth Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Emerging Markets ex China Growth Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Polen Emerging Markets ex China Growth Fund | Geographic Concentration Risk [Member]
●	Geographic Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Polen Emerging Markets ex China Growth Fund | Non Diversification Risk [Member]
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Polen Emerging Markets ex China Growth Fund | Valuation Risk [Member]
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Polen Emerging Markets ex China Growth Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Polen Emerging Markets ex China Growth Fund | Growth Style Risk [Member]
●	Growth Style Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Polen Emerging Markets ex China Growth Fund | Mid Cap Risk [Member]
●	Mid-Cap Risk: Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Polen Emerging Markets ex China Growth Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Polen Emerging Markets ex China Growth Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Polen Emerging Markets ex China Growth Fund | Currency Risk [Member]
●	Currency Risk: The risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Polen Emerging Markets ex China Growth Fund | Small Cap Risk [Member]
●	Small-Cap Risk: The risk that securities of small-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Polen Emerging Markets ex China Growth Fund | E T F Risk [Member]
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Polen Emerging Markets ex China Growth Fund | Foreign Economy Risk [Member]
●	Foreign Economy Risk: The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

Polen Emerging Markets ex China Growth Fund | Governmental Supervision And Regulation Accounting Standards Risk [Member]
●	Governmental Supervision and Regulation/Accounting Standards Risk: Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Polen Emerging Markets ex China Growth Fund | Opportunity Risk [Member]
●	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen Emerging Markets ex China Growth Fund | Settlement Risk [Member]
●	Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Polen Emerging Markets ex China Growth Fund | Limited History Of Operations [Member]
●	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.

Polen Upper Tier High Yield Fund
POLEN UPPER TIER HIGH YIELD FUND
Investment Objective
Polen Upper Tier High Yield Fund (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Upper Tier High Yield Fund		Polen Upper Tier High Yield Fund Investor Class	Polen Upper Tier High Yield Fund Institutional Class
Management Fees		0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		6.67%	6.67%
Total Annual Fund Operating Expenses		7.47%	7.22%
Fee Waiver and/or Expense Reimbursement	[1]	(6.57%)	(6.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.90%	0.65%
[1]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.65% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Upper Tier High Yield Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Upper Tier High Yield Fund Investor Class	92	1,609	3,052	6,359
Polen Upper Tier High Yield Fund Institutional Class	66	1,540	2,949	6,206

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from June 30, 2022 (commencement of operations) through April 30, 2023, the Fund’s turnover rate was 12% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by seeking to outperform the broader BB/B-rated segment of the high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in high yield fixed income securities rated BB or B of U.S. issuers in the United States. In addition, the Fund may invest in CCC-rated securities as well as bank loans.

The Fund intends to invest its assets primarily in below investment grade fixed income securities that are rated B or above by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings. Additionally, on a limited basis, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments may be purchased for investment by the Fund. The Fund has an investment policy whereby a minimum of 30% of the value of the Fund’s assets will be invested in securities rated BB by S&P or Ba by Moody’s, respectively, in normal market conditions.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer until such time as the Adviser believes that a disposition is most advantageous. The Fund does not have any maturity or duration requirements.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection, which includes an assessment of environmental, social and governance or “ESG”) factors. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. No single factor considered is determinative in the selecting a security. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

Polen Credit integrates various ESG considerations, such as transparency in corporate governance, existence of an independent and experienced board of directors, a commitment to environmental protection, and a track record of product safety, into its investment research and portfolio construction process. More specifically, Polen Credit endeavors to identify material ESG factors that may contribute to financial downside (in particular, significant event risks that can negatively affect an issuer’s creditworthiness and therefore its ability to meet its ongoing fixed income principal and interest obligations), as well as to assess whether or not market pricing adequately reflects those risks with respect to any proposed investment.

Although the Fund is not limited in the number of securities in which it can invest, the Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-120 issuers and 70-160 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities rated B or above by at least one independent rating agency such as Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings.

Summary of Principal Risks
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Polen Upper Tier High Yield Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Upper Tier High Yield Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen Upper Tier High Yield Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Upper Tier High Yield Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuit to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Polen Upper Tier High Yield Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Polen Upper Tier High Yield Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Polen Upper Tier High Yield Fund | Liquidity Risk [Member]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Polen Upper Tier High Yield Fund | Prepayment Risk [Member]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Polen Upper Tier High Yield Fund | Rating Agency Risk [Member]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Polen Upper Tier High Yield Fund | Valuation Risk [Member]
●	Valuation Risk: Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of publicly-traded common stocks. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third-party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third-party pricing vendors, or when the Adviser believes that they are unreliable, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Polen Upper Tier High Yield Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Upper Tier High Yield Fund | Limited History Of Operations [Member]
●	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.

Polen Upper Tier High Yield Fund | High Yield Securities Risk [Member]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered riskier than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Polen Upper Tier High Yield Fund | Debt Securities Risk [Member]
●	Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance.

Polen Upper Tier High Yield Fund | Bank Loan Risk [Member]
●	Bank Loan Risk: The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Polen Upper Tier High Yield Fund | Cash Positions [Member]
●	Cash Positions: The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Polen Upper Tier High Yield Fund | Convertible Bond Risk [Member]
●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Polen Upper Tier High Yield Fund | Private Placement Risk [Member]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “Rule 144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Polen Upper Tier High Yield Fund | Rule 144 A Securities Risk [Member]
●	Rule 144A Securities Risk: The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Certain Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices.

Polen Upper Tier High Yield Fund | U S Government Agencies Securities Risk [Member]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Polen Bank Loan Fund
POLEN BANK LOAN FUND
Investment Objective
Polen Bank Loan Fund (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Polen Bank Loan Fund		Polen Bank Loan Fund Investor Class	Polen Bank Loan Fund Institutional Class
Management Fees		0.65%	0.65%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		2.54%	2.54%
Total Annual Fund Operating Expenses		3.44%	3.19%
Fee Waiver and/or Expense Reimbursement	[1]	(2.44%)	(2.44%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%	0.75%
[1]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.75% (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2024 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Polen Bank Loan Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Polen Bank Loan Fund Investor Class	102	829	1,578	3,557
Polen Bank Loan Fund Institutional Class	77	754	1,456	3,325

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from June 30, 2022 (commencement of operations) through April 30, 2023, the Fund’s turnover rate was 22% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by seeking to outperform the broader bank loan market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers. The “bank loan market” generally comprises first lien and second lien senior loans that are provided by a group of lenders and are structured, arranged and administered by one or several commercial or investment banks.

The Fund seeks to achieve its objective mainly by investing in bank loans and other high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer and, in particular, in bank loans will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield and leveraged loan market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 50-100 issuers and 60-110 issues; however, the Fund may fall outside such ranges at the Adviser’s discretion based on then-available investment opportunities. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in bank loans. For purposes herein, a bank loan is an instrument arranged by a bank (or similar financial institution) to a company that typically holds legal claim to such company’s assets that is senior to all (or substantially all) other debt obligations.

Summary of Principal Risks
Performance Information
The Fund’s performance is only shown in the Fund summary when the Fund has had a full calendar year of operations.
Polen Bank Loan Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Polen Bank Loan Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen Bank Loan Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Polen Bank Loan Fund | Other Investment Companies Risk [Member]
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuit to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Polen Bank Loan Fund | Credit Risk [Member]
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Polen Bank Loan Fund | Interest Rate Risk [Member]
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Polen Bank Loan Fund | Liquidity Risk [Member]
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Polen Bank Loan Fund | Prepayment Risk [Member]
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Polen Bank Loan Fund | Rating Agency Risk [Member]
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Polen Bank Loan Fund | Valuation Risk [Member]
●	Valuation Risk: Unlike publicly-traded common stock, which trades on national exchanges, there is no central exchange for fixed-income securities, including bank loans, to trade. Such fixed-income securities generally trade on an “over-the-counter” market, where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of fixed-income securities may carry more risk than that of publicly-traded common stocks. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing by third-party pricing vendors. Moreover, to the extent that prices or quotations are not available from such third-party pricing vendors, or when the Adviser believes that they are unreliable, securities may be priced by the Fund using fair value procedures approved by the Board. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when a fixed-income security is sold in the market, the amount received by the Fund is less than the value of such fixed-income security carried on the Fund’s books.

Polen Bank Loan Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Bank Loan Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Polen Bank Loan Fund | Limited History Of Operations [Member]
●	Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations for investors to evaluate.

Polen Bank Loan Fund | High Yield Securities Risk [Member]
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered riskier than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Polen Bank Loan Fund | Debt Securities Risk [Member]
●	Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance.

Polen Bank Loan Fund | Bank Loan Risk [Member]
●	Bank Loan Risk: The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Polen Bank Loan Fund | Cash Positions [Member]
●	Cash Positions: The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Polen Bank Loan Fund | Convertible Bond Risk [Member]
●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Polen Bank Loan Fund | Private Placement Risk [Member]
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144a” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Polen Bank Loan Fund | Rule 144 A Securities Risk [Member]
●	Rule 144A Securities Risk: The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Certain Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices.

Polen Bank Loan Fund | U S Government Agencies Securities Risk [Member]
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Polen Bank Loan Fund | Canadian Securities Risk [Member]
●	Canadian Securities Risk: The Fund may invest in, and/or have exposure to, Canadian securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada’s largest trading partner and foreign investor. Canada’s largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

Private Capital Management Value Fund
PRIVATE CAPITAL MANAGEMENT VALUE FUND
Investment Objective
The Private Capital Management Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Private Capital Management Value Fund	Private Capital Management Value Fund Class C		Private Capital Management Value Fund Class I	Private Capital Management Value Fund Class R
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Private Capital Management Value Fund		Private Capital Management Value Fund Class C	Private Capital Management Value Fund Class I	Private Capital Management Value Fund Class R
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		1.00%	none	0.50%
Other Expenses		0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	2.67%	1.67%	2.17%
Fee Waiver and/or Expense Reimbursement		(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.20%	1.20%	1.70%
[1]	Private Capital Management, LLC (“Private Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). Prior to September 1, 2019 the Expense Limitation was 1.10%. The Expense Limitation will remain in place until August 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class C shares, Class I shares and Class R shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Private Capital Management Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Private Capital Management Value Fund Class C	323	785	1,373	2,968
Private Capital Management Value Fund Class I	122	481	863	1,937
Private Capital Management Value Fund Class R	173	634	1,121	2,466

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Private Capital Management Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Private Capital Management Value Fund Class C	223	785	1,373	2,968
Private Capital Management Value Fund Class I	122	481	863	1,937
Private Capital Management Value Fund Class R	173	634	1,121	2,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America. While the Fund focuses its investments in smaller capitalization companies, there are no set limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser applies a fundamental value, research driven investment approach. The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market. The Adviser values companies using a variety of measures, including an estimate of a company’s capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets. The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser’s estimation of long-term intrinsic value.

The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders — the company’s ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios. Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.

The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company’s market price approaches the Adviser’s price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser’s investment view. The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser’s overall investment assessment of the company.

The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, at times the Fund’s holdings profile may approximate a portfolio of securities with percentage weightings typically associated with a non-diversified fund.

Summary of Principal Risks
Performance Information

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

●	changes in the Fund’s performance from year-to-year; and

●	how the Fund’s average annual returns for one year, five year, ten year and since inception periods compared with those of a broad measure of market performance.

The Fund’s past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.

From inception through August 31, 2020, the Fund was benchmarked against the S&P 500 Index® and the Fund may compare its performance to that benchmark in the future. Commencing September 1, 2020, the Fund adopted the smaller company focused Russell 2000® Index as its market benchmark index. The Fund does not attempt to replicate the market performance of any benchmark or market index.

The annual returns in the bar chart are for the Fund’s Class I shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown. In addition, total returns would have been lower had certain fees and expenses not been waived or reimbursed.

Annual Total Returns For Past Ten Calendar Years - Class I1
[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Account’s performance has been adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class I shares of the Fund effective at the Fund’s commencement of operations on May 28, 2010. The Class C shares and the Class R shares have not been issued.

Calendar Year-to-Date Total Return as of June 30, 2023: (0.34)%

During the periods shown in the bar chart, the Fund’s best quarter was up 37.45% (December 31, 2020) and the Fund’s worst quarter was down (38.97)% (March 31, 2020).

Average Annual Total Returns For Periods Ended December 31, 2022
Average Annual Total Returns - Private Capital Management Value Fund	Label	1 Year	[1]	5 Years	[1]	10 Years	[1]	Since Inception	[1]	Inception Date
Private Capital Management Value Fund Class I	Return Before Taxes	(1.17%)		10.31%		11.40%		10.78%		Jan. 01, 1987
Private Capital Management Value Fund Class I | After Taxes on Distributions	Return After Taxes on Distributions	(2.03%)		7.00%		9.15%		8.93%		Jan. 01, 1987
Private Capital Management Value Fund Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	(0.23%)	[2]	7.39%	[2]	8.81%		8.52%		Jan. 01, 1987
Russell 2000 Index Reflects No Deductions For Fees Expenses Or Taxes [Member]	Russell 2000® Index3 (reflects no deductions for fees, expenses or taxes)	(20.44%)	[3]	4.13%	[3]	9.02%	[3]	8.97%	[3]	Jan. 01, 1987
[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Predecessor Account’s performance has been adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Class I shares of the Fund effective at the Fund’s commencement of operations on May 28, 2010. The Class C shares and the Class R shares have not been issued.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[3]	The Russell 2000® Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares; after-tax returns for Class C and Class R shares will vary. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses. The Predecessor Account was not registered as a mutual fund under the Investment Company Act of 1940, as amended (“1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and Internal Revenue Code of 1986, as amended. If the Predecessor Account had been registered under the 1940 Act its performance may have been different.

Private Capital Management Value Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Private Capital Management Value Fund | Common Stock Risk [Member]
●	Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s price (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their affects can be predicted.

Private Capital Management Value Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

Private Capital Management Value Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Private Capital Management Value Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Private Capital Management Value Fund | Value Investing Risk [Member]
●	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value. The returns on “value” equity securities may be less than returns on other styles of investing or the overall stock market.

Private Capital Management Value Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities, including Canadian securities, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Private Capital Management Value Fund | Currency Translation Risk [Member]
●	Currency Translation Risk: A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues. These revenues are frequently denominated in currencies other than the U.S. dollar. As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar. A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect. While the Adviser evaluates potential currency translation effects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.

Private Capital Management Value Fund | Focused Portfolio Risk [Member]
●	Focused Portfolio Risk: The Adviser seeks to invest Fund assets in the equity securities (stock) of companies that the Adviser believes are currently being undervalued by the market. As a result, individual securities held by the Fund may appreciate significantly over time and may grow to comprise in excess of 5% of the Fund’s invested assets. Collectively, such positions may comprise materially in excess of 25% of the Fund’s overall portfolio. The Adviser is likely to continue to hold such positions so long as they meet the Adviser’s investment criteria. As a result, from time-to-time the Fund’s portfolio may reflect a concentration profile more typically associated with a non-diversified fund. This may cause the Fund’s value to fluctuate more widely than some other diversified funds.

Private Capital Management Value Fund | Smallnd Mid Capitalization Company Risk [Member]
●	Small- and Mid-Capitalization Company Risk: The risk that securities of small or mid-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small and mid-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Quality Dividend Fund
QUALITY DIVIDEND FUND
Investment Objective
The Quality Dividend Fund (the “Fund”) seeks to achieve current income and long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchase of Shares” section on page 13 of the Fund’s Prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 30 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Quality Dividend Fund	Quality Dividend Fund Class A		Quality Dividend Fund Class C		Quality Dividend Fund Institutional Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%		1.00%
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Quality Dividend Fund		Quality Dividend Fund Class A	Quality Dividend Fund Class C	Quality Dividend Fund Institutional Class
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	1.55%	2.30%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	(0.31%)	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.24%	1.99%	0.99%
[1]	EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2024, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Class C and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Quality Dividend Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Quality Dividend Fund Class A	794	1,008	1,344	2,290
Quality Dividend Fund Class C	302	689	1,202	2,612
Quality Dividend Fund Institutional Class	101	382	683	1,541

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Quality Dividend Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Quality Dividend Fund Class A	694	1,008	1,344	2,290
Quality Dividend Fund Class C	202	689	1,202	2,612
Quality Dividend Fund Institutional Class	101	382	683	1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund primarily invests in a diversified portfolio of income-producing (dividend-paying) equity securities of U.S. and foreign companies. The Fund invests principally in common stocks, but its equity investments may also include real estate investment trusts (“REITs”), and other investment companies (including mutual funds and exchange-traded funds (“ETFs”)). The Fund may, from time to time, write covered call options on the equity positions it holds to generate additional income from premiums earned on such options. The Fund’s equity investments may also include indirect exposure to foreign securities through American Depositary Receipts (“ADRs”) and master limited partnerships (“MLPs”), although MLP investments will at no time exceed 20% of the Fund’s net assets (measured at the time of purchase).

The Adviser combines quantitative and fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Fund may invest in equity securities issued by companies of different capitalization ranges, but will typically focus on larger companies. In selecting securities, the Adviser first uses proprietary quantitative models to identify and rank stocks based on several characteristics, including quality (of financial condition and creation of shareholder value), relative value (based on fundamental metrics and analyst estimates) and income-generation potential (measured in terms of dividend, earnings, yield and payout ratio). The Adviser then determines the most attractive of the higher ranked securities based on their current and future prospects for income generation as well as long-term price appreciation. The Adviser considers a number of factors in this process, including history of dividend payment and growth, current dividend policy, and relevant corporate events.

Finally, in constructing the Fund’s portfolio, the Adviser manages risk by diversifying across holdings and S&P economic sectors (“Sectors”), seeking to limit the potential adverse impact from any one stock or Sector. The Fund will generally hold equal-weighted positions and be diversified across Sectors and generally no more than 20% of the Fund’s net assets (measured at the time of investment) will be exposed to any one Sector. Notwithstanding this limitation, the Fund may indirectly exceed this 20% Sector exposure limit by virtue of investments in MLPs and other investment companies that may be more heavily concentrated in a particular Sector.

The Adviser monitors the Fund’s holdings and may consider selling a security when valuation becomes excessive, there is deterioration in the issuer’s relative attractiveness, financial position or fundamental prospects, or the Adviser believes there are more attractive investment opportunities elsewhere.

Summary of Principal Risks
Performance Information

The bar chart and table shown below provide some indication of the risks and volatility of investing in the Fund by showing the Fund’s Class A shares performance for the past nine calendar years and by showing how the Fund’s average annual returns for one year and since inception periods compared with the S&P 500® Low Volatility High Dividend Index, which measures the performance of the 50 least-volatile high dividend-yielding stocks in the S&P 500. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.equitycompass.com or by calling the Fund toll-free at (888) 201-5799.

Calendar Year-to-Date Total Return as of June 30, 2023: (3.93)%   During the periods shown in the chart
Best Quarter	Worst Quarter
15.86%	(25.87)%
(December 31, 2022)	(March 31, 2020)

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Total Returns - Quality Dividend Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Quality Dividend Fund Class A	Class A Shares Return Before Taxes	(8.41%)	[1]	5.11%	[1]	7.22%	[1]	Sep. 30, 2013
Quality Dividend Fund Class A | After Taxes on Distributions	Class A Shares Return After Taxes on Distributions	(11.95%)	[1]	2.88%	[1]	5.52%	[1]	Sep. 30, 2013
Quality Dividend Fund Class A | After Taxes on Distributions and Sales	Class A Shares Return After Taxes on Distributions and Sale of Shares	(2.38%)	[1],[2]	3.60%	[1],[2]	5.36%	[1]	Sep. 30, 2013
Quality Dividend Fund Class A | S P 500 Low Volatility High Dividend Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)	0.93%	[3]	5.35%	[3]	9.87%	[3]	Sep. 30, 2013
Quality Dividend Fund Class C	Class C Shares Return Before Taxes	(4.34%)	[4]	5.57%		7.12%		Oct. 01, 2013
Quality Dividend Fund Class C | S P 500 Low Volatility High Dividend Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)	0.93%	[3]	5.35%	[3]	9.78%	[3]	Oct. 01, 2013
Quality Dividend Fund Institutional Class	Institutional Class Shares Return Before Taxes	(2.53%)		6.62%		8.36%		Oct. 04, 2016
Quality Dividend Fund Institutional Class | S P 500 Low Volatility High Dividend Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes)	0.93%	[3]	5.35%	[3]	6.88%	[3]	Oct. 04, 2016
[1]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and/or the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.
[3]	The S&P 500® Low Volatility High Dividend Index is an unmanaged index that measures the performance of the 50 least volatile high dividend-yielding stocks in the S&P 500.
[4]	Reflects the imposition of the maximum deferred sales charge of 1.00%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after tax returns for Class C and Institutional Class shares will vary.

Quality Dividend Fund | All Risk [Member]

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Quality Dividend Fund | Common Stock Risk [Member]
●	Common Stock Risk: Because the Fund normally invests a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in stock markets. Common stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors nor their effects can be predicted.

Quality Dividend Fund | Management Risk [Member]
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in other investments, potentially including investments that may not perform as well as the investment opportunity.

Quality Dividend Fund | Model And Data Risk [Member]
●	Model and Data Risk: Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

Quality Dividend Fund | Market Risk [Member]
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Quality Dividend Fund | Sector Risk [Member]
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, its investments may from time to time focus on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

Quality Dividend Fund | Equity Securities Risk [Member]
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Quality Dividend Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Quality Dividend Fund | Changing Distribution Levels Risk [Member]
●	Changing Distribution Levels Risk: Although the Fund will invest primarily in income-producing equities, the amount of income that the Fund will receive will vary and the Fund cannot guarantee any particular level of distributions. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in the Fund receiving less income.

Quality Dividend Fund | Covered Call Options Risk [Member]
●	Covered Call Options Risk: As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets to cover written options could affect its portfolio management as well as the ability of the Fund to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategy, and for these and other reasons the Fund’s option strategies may not achieve the desired result.

Quality Dividend Fund | Dividend Paying Stock Risk [Member]
●	Dividend Paying Stock Risk: A decrease in the dividend payments by an issuer may result in a decrease in the value of the security. A fund pursuing a dividend-oriented investment strategy may at times underperform other funds that invest more broadly or that have different investment styles.

Quality Dividend Fund | R E I T Risk [Member]
●	REIT Risk: The securities of REITs may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, geographic or industry concentration, economic conditions and other factors. Non-listed REIT securities may lack sufficient liquidity to enable the Fund to sell them at an advantageous time or to minimize a loss. Distributions from REITs may include a return of capital. A REIT that does not qualify as a REIT under the Internal Revenue Code will pay taxes on its earnings, which will reduce the dividends paid by the REIT to the Fund. Some REITs are highly leveraged, which may increase the risk of loss.

Quality Dividend Fund | Master Limited Partnership Risk [Member]
●	Master Limited Partnership Risk: MLPs are partnerships which are publicly traded and listed on a national security exchange. MLPs are interest-rate sensitive investments that may trade in lower volumes and be subject to abrupt or erratic price movements and may involve less control by outside investors and potential conflicts of interest among an MLP and its general partner. MLPs are also subject to different tax rules than other publicly-traded equity securities that may adversely impact the Fund. MLPs primarily are engaged in energy and natural resource sectors, which makes them sensitive to negative developments in those sectors.